Subsequent Events	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Subsequent Events

NOTE 30 — SUBSEQUENT EVENTS

The only subsequent event is the successful implementation of our financial restructuring plan on February 21, 2018. This event is described in note 2 as it is intrinsically linked to the rest of the transformation plan which is also presented in note 2.